   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 30, 1998

                                                               FILE NO. 33-50718
                                                               FILE NO. 811-7102
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE

                             SECURITIES ACT OF 1933                          / /

                        POST-EFFECTIVE AMENDMENT NO. 22                      /X/

                                      AND

                        REGISTRATION STATEMENT UNDER THE

                         INVESTMENT COMPANY ACT OF 1940                      / /

                                AMENDMENT NO. 24                             /X/

                            ------------------------

                                 THE ARBOR FUND

               (Exact Name of Registrant as Specified in Charter)

                                2 OLIVER STREET
                          BOSTON, MASSACHUSETTS 02109

               (Address of Principal Executive Offices, Zip Code)
       Registrant's Telephone Number, including Area Code (800) 342-5734

                                 MARK E. NAGLE
                              C/O SEI CORPORATION
                            OAKS, PENNSYLVANIA 19456

                    (Name and Address of Agent for Service)

                                   COPIES TO:

                           RICHARD W. GRANT, ESQUIRE
                          MORGAN, LEWIS & BOCKIUS LLP
                               1701 MARKET STREET
                             PHILADELPHIA, PA 19103

                            ------------------------

    It is proposed that this filing become effective (check appropriate box)

/ /  immediately upon filing pursuant to paragraph (b)
/ /  on [date] pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)
/X/  75 days after filing pursuant to paragraph (a)
/ /  on [date] pursuant to paragraph (a) of Rule 485.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    THE ARBOR FUND
                              GOLDEN OAK FAMILY OF FUNDS



                       Class A Shares and Institutional Shares

                                      PROSPECTUS

                                   MARCH ___, 1999

                     THE GOLDEN OAK TAX-MANAGED EQUITY PORTFOLIO


               INVESTMENT ADVISER:   CITIZENS BANK
               INVESTMENT SUB-ADVISER:   NICHOLAS-APPLEGATE CAPITAL
                                                  MANAGEMENT




  The Securities and Exchange Commission has not approved any Portfolio shares or determined whether this prospectus is accurate or complete.
                 It is a crime for anyone to tell you otherwise.

                             HOW TO READ THIS PROSPECTUS



The Golden Oak Family of Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Portfolios). The Portfolios have individual investment goals and strategies. This prospectus gives you important information about the Class A Shares and Institutional Shares of the Golden Oak Tax-Managed Equity Portfolio that you should know before investing. The Golden Oak Family of Funds also offers shares of the Golden Oak Growth Portfolio, Golden Oak Value Portfolio, Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax-Free Bond Portfolio and Golden Oak Prime Obligation Money Market Portfolio. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about the Portfolio.

FOR MORE DETAILED INFORMATION ABOUT THE PORTFOLIO, PLEASE SEE:


                                                                 Page
PRINCIPAL INVESTMENT STRATEGIES AND RISKS, PERFORMANCE
INFORMATION AND EXPENSES                                         XXX
MORE INFORMATION ABOUT RISK                                      XXX
THE PORTFOLIO'S OTHER INVESTMENTS                                XXX
THE INVESTMENT ADVISER AND SUB-ADVISER                           XXX
PURCHASING, EXCHANGING AND SELLING PORTFOLIO SHARES              XXX
HOW PORTFOLIO SHARES ARE DISTRIBUTED                             XXX
DIVIDENDS, DISTRIBUTIONS AND TAXES                               XXX
HOW TO OBTAIN MORE INFORMATION ABOUT
THE GOLDEN OAK FAMILY OF FUNDS                                   XXX

     Introduction



The Portfolio is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.



The Portfolio has an investment goal and strategies for reaching that goal.
The Adviser and Sub-Adviser invest Portfolio assets in a way that the Adviser and Sub-Adviser believes will help the Portfolio achieve its goal. Still, investing in the Portfolio involves risks and there is no guarantee that the Portfolio will achieve its goal. The Adviser's and Sub-Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser or Sub-Adviser does, you could lose money on your investment in the Portfolio, just as you could with other investments. A Portfolio share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.



The value of your investment in the Portfolio is based on the market value of the securities the Portfolio holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Portfolio owns and the markets in which they trade. The effect on the Portfolio of a change in the value of a single security will depend on how widely the Portfolio diversifies its holdings.


                 -------------------------------------------------

     The Golden Oak Tax-Managed Equity Portfolio



Portfolio Summary


 Investment Goal                              High long-term after-tax returns

 Investment Focus                             Common stock of U.S. companies

 Share Price Volatility                       Medium

 Principal Investment Strategy                Investing in a Portfolio of
                                              growing U.S. companies while
                                              attempting to maximize after-tax
                                              returns

 Investor Profile                             Long-term investors who are
                                              looking for a blend of performance
                                              and tax-efficiency and are willing
                                              to accept the risks of equity
                                              investing



INVESTMENT STRATEGY


The Portfolio invests primarily in common stocks of well-established U.S. companies. The Adviser has engaged Nicholas-Applegate Capital Management as sub-adviser (Sub-Adviser) to manage the Portfolio on a day-to-day basis. In choosing investments for the Portfolio, the Sub-Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies and uses a blend of computer analysis and traditional fundamental research to uncover positive business developments which are not reflected in a company's stock price. The Sub-Adviser searches for successful, improving companies that are managing change advantageously and poised to exceed expectations. The Sub-Adviser attempts to build a portfolio that maximizes after-tax returns by purchasing stocks after evaluating expected risk and return. Conversely, stocks are sold after tax consequences are considered and weighed against the potential for enhanced returns from new investment opportunities. The Sub-Adviser monitors the following developments to help maximize after-tax returns: all short-term and long-term capital gains; dividend payments; and ex-dividend dates.



PRINCIPAL RISKS OF INVESTING IN THE GOLDEN OAK TAX-MANAGED EQUITY
PORTFOLIO


Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.


The Fund is managed to minimize tax consequences to investors but will likely earn some taxable income and gains.



PERFORMANCE INFORMATION



The Performance of Class A Shares and Institutional Shares will differ due to differences in expenses.



The periods prior to the Portfolio's commencement of operations, represent the performance of the Adviser's similarly managed common trust fund. This past performance has been adjusted to reflect current expenses for the Portfolio. The Adviser's common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Portfolio. If it had been, the common trust fund's performance may have been lower.



WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.


The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization stocks in the index. Stocks included in the index are mostly NYSE listed companies, with some AMEX and Nasdaq Stock Market stocks.


     The Golden Oak Tax-Managed Equity Portfolio



PORTFOLIO FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU PURCHASE OR SELL PORTFOLIO SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE PORTFOLIO.


                                        CLASS A SHARES      INSTITUTIONAL SHARES
 -------------------------------------------------------------------------------
 Maximum Sales Charge (Load)            5.75%               None
 Imposed on Purchases (as a
 percentage of offering price)*

  *THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST.  SEE "PURCHASING
   PORTFOLIO SHARES."



EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE PORTFOLIO.




ANNUAL PORTFOLIO OPERATING EXPENSES


                                            CLASS A SHARES  INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
 Investment Advisory Fees                     .XX%               .XX%
 Distribution and Service (12b-1) Fees        .XX%               .XX%
 Other Expenses                               .XX%               .XX%
--------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses        X.XX%              X.XX%



The table shows the highest expenses that could be currently charged to the Portfolio. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. Actual Investment Advisory Fees and Total Operating
Expenses are [     %] and [   %], respectively.  The Adviser could discontinue
this voluntary waiver at any time. For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Portfolio Shares."



EXAMPLE


This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

               1 YEAR              3 YEARS
               XXX                 XXX

MORE INFORMATION ABOUT RISK


EQUITY RISK - The Portfolio may invest in public and privately issued equity securities, including common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Portfolio invest will cause the net asset value of the Portfolio to fluctuate. An investment in the Portfolio may be more suitable for long-term investors who can bear the risk of share price fluctuations.



YEAR 2000 RISK - The Portfolio depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Portfolio could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. The Portfolio has asked its service providers whether they expect to have its computer systems adjusted for the year 2000 transition, and is seeking assurances from each service provider that they are devoting significant resources to prevent material adverse consequences to the Portfolio. While it is likely that such assurances will be obtained, the Portfolio and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Portfolio does business.

THE PORTFOLIO'S OTHER INVESTMENTS



In addition to the investments and strategies described in this prospectus, the Portfolio also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that the Portfolio will achieve its investment goal.



The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Portfolio may invest up to 100% of its assets in cash or money market instruments that would not ordinarily be consistent with the Portfolio's objective. The Portfolio will only do so if the Adviser or Sub-Adviser believes that the risk of loss outweighs the opportunity for capital gains.


INVESTMENT ADVISER AND SUB-ADVISER



The Investment Adviser oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines and monitors the Sub-Adviser's adherence to its investment styles. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.



Citizens Bank serves as the Adviser to the Portfolio. As of December 31, 1998, Citizens Bank had approximately $ 3.2 billion in assets under management.

Nicholas-Applegate Capital Management serves as Sub-Adviser and makes the investment decisions for the Portfolio. The Sub-Adviser selects, buys and sells securities for the Portfolio under the supervision of the Adviser and the Board of Trustees. The Portfolio is managed on a day-to-day basis by a team of investment professionals from the Sub-Adviser. No one person is primarily responsible for making investment recommendations to the team.

PURCHASING PORTFOLIO SHARES


HOW TO PURCHASE PORTFOLIO SHARES



You may purchase shares by:
-    Mail (Class A only)
-    Wire

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

To purchase Class A Shares by mail directly from us, fill out the attached application and mail it in the enclosed envelope, along with your check, payable in U.S. dollars, to "The Arbor Fund - Golden Oak Tax-Managed Equity Portfolio." We cannot accept third-party checks, credit cards, credit card checks or cash. You may also purchase shares through certain brokers or dealers or other financial institutions that have executed dealer agreements. To purchase shares by wire, call us at 1-800-808-4920 to receive an account number and wiring instructions.


We may reject any purchase order if we determine that accepting the order would not be in the best interests of the Portfolio or its shareholders. The price per share (the offering price) will be the net asset value per share (NAV) next determined after we receive your purchase order, plus, in the case of Class A Shares the applicable front-end sales charge.


We calculate the Portfolio's NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, we must receive your purchase order before 4:00 p.m. Eastern time.



Certain investors who deal with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transactions with the Portfolio. If you purchase, sell or exchange Portfolio shares through a financial institution (rather than directly from us), you may have to transmit your purchase, sale and exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to us. Your financial institution or intermediary may charge a fee for its services, in addition to the fees charged by the Portfolio. For more information about how to purchase, sell or exchange Portfolio shares through your financial institution, you should contact your financial institution directly.



How We Calculate NAV

NAV for one Portfolio share is the value of that share's portion of all of the assets in the Portfolio.



In calculating NAV, we generally value the Portfolio's investment portfolio at market price. If market prices are unavailable or we think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.





Minimum Purchases




To purchase shares of the Portfolio for the first time, you must invest at least:

 Class A Shares                              $1,000
 Institutional Shares                        $1,000,000

We may accept investments of smaller amounts for either class of shares at our discretion.



SYSTEMATIC INVESTMENT PLAN (CLASS A SHARES ONLY)



If you have a checking or savings account, you may purchase Class A Shares automatically through regular deductions from your account. Once your account has been opened, you may begin regularly scheduled investments of at least $50 a month. Purchases of Class A Shares made through the Systematic Investment Plan are subject to the applicable sales charge.

SALES CHARGES




FRONT-END SALES CHARGES - CLASS A SHARES



The offering price of the Shares is the NAV next calculated after we receive your request, plus the front-end sales load.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

                                                    YOUR SALES
                               YOUR SALES CHARGE    CHARGE AS A
                               AS A PERCENTAGE OF   PERCENTAGE OF
 IF YOUR INVESTMENT IS:        OFFERING PRICE       YOUR NET
                                                    INVESTMENT
-----------------------------------------------------------------
 LESS THAN $50,000             5.75%                6.10%
 $50,000 TO $99,999            4.50%                4.71%
 $100,000 TO $249,999          3.50%                3.63%
 $250,000 TO $499,999          2.60%                2.67%
 $500,000 TO $999,999          2.00%                2.04%
 $1,000,000 AND ABOVE          0.00%                0.00%


WAIVER OF FRONT-END SALES CHARGE - CLASS A SHARES



The front-end sales charge will be waived on Class A Shares purchased:

-    by reinvestment of dividends and distributions;
-    through a Citizens Bank asset allocation account;
- by employees, and members of their immediate family, of Citizens Bank and its affiliates;
-    by Trustees and officers of The Arbor Fund;
- by agency, custody and fiduciary accounts of the Adviser and its affiliates; or
- through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge.

REDUCED SALES CHARGES - CLASS A SHARES




RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, you may add the value of the Class A shares you already own to the amount that you are currently purchasing. We will combine the value of your current purchases with the current value of any Class A shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. We will consider the value of Class A shares purchased previously only if you bought them subject to a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK US FOR THE REDUCTION AT THE TIME OF PURCHASE. You must provide us with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). We may amend or terminate this right of accumulation at any time.




LETTER OF INTENT. You may purchase Class A shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. We will consider only the value of Class A shares sold subject to a sales charge. As a result, shares of the Class A shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send us a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize us to hold in escrow 5.0% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).



COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, we will combine same day purchases of Class A shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A shares you purchase with a Letter of Intent.

From time to time, some financial institutions, including brokerage firms affiliated with the Adviser, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of the Portfolio.

SELLING PORTFOLIO SHARES





HOW TO SELL YOUR PORTFOLIO SHARES




You may sell (sometimes called "redeem") your shares on any Business Day by contacting us directly by mail or telephone by calling 1-800-808-4920.






If you would like to sell $50,000 or more of your shares, or would like to send your sale proceeds to a third-party or an address other than your own, please notify us in writing and include a signature guarantee (a notarized signature is not sufficient).





SYSTEMATIC WITHDRAWAL PLAN (CLASS A SHARES ONLY)




If you have at least $10,000 in your account and automatically reinvest your dividends, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from the Portfolio. The proceeds of each withdrawal will be mailed to you by check or, if you have an account with a bank, electronically transferred to your account.




Receiving Your Money




Normally, we will send your sale proceeds to you within seven Business Days after we receive your request. Your proceeds can be wired to your bank account (subject to a $10.00 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).

Redemptions in Kind




We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Portfolio's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.




INVOLUNTARY SALES OF YOUR SHARES




If your account balance drops below the required minimum you may be required to sell your shares. The account balance minimums are:

 Class A Shares                                    $1,000
 Institutional Shares                              $1,000,000




You will always be given at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES




We may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.




TELEPHONE TRANSACTIONS

Purchasing and selling Portfolio shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with us over the telephone, you will generally bear the risk of any loss.




EXCHANGING FUND SHARES



HOW TO EXCHANGE YOUR SHARES




You may exchange your shares on any Business Day by contacting us directly by mail or telephone by calling 1-800-808-4920.



You may also exchange shares through your financial institution by mail or telephone. IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 30 days' notice.



When you exchange shares, you are really selling your shares and buying other Golden Oak portfolio shares. So, your sale price and purchase price will be based on the NAV next calculated after we receive your exchange request.




You may exchange Class A Shares of any Golden Oak Portfolio for Class A Shares of any other Golden Oak Portfolio (except the Golden Oak Prime Obligation Money Market Portfolio). If you exchange shares that you purchased without a sales charge or with a lower sales charge into a portfolio with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges).
If you exchange shares into a Portfolio with the same, lower or no sales charge there is no incremental sales charge for the exchange.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Portfolio shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with us over the telephone, you will generally bear the risk of any loss.



DISTRIBUTION OF PORTFOLIO SHARES



The Portfolio has adopted a distribution plan that allows the Portfolio to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


Distribution fees, as a percentage of average daily net assets, are 0.25% for Class A Shares.

     OTHER INFORMATION





Dividends and Distributions




The Portfolio distributes its income quarterly and makes distributions of capital gains, if any, at least annually. If you own Portfolio shares on the Portfolio's record date, you will be entitled to receive the distribution.



You will receive dividends and distributions in the form of additional Portfolio shares unless you elect to receive payment in cash. To elect cash payment, you must notify us in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send us written notice.


Taxes




PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Portfolio and its shareholders. This summary is based on current tax laws, which may change.

The Portfolio will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Portfolio may be taxable whether or not you reinvest them. Capital gains distributions may be taxable at different rates depending on the length of time the Portfolio holds its portfolio securities. YOU MAY BE TAXED ON EACH SALE OR EXCHANGE OF PORTFOLIO SHARES.






MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

                                                  THE ARBOR FUND

                                             GOLDEN OAK FAMILY OF FUNDS

                                      GOLDEN OAK TAX-MANAGED EQUITY PORTFOLIO


INVESTMENT ADVISER

Citizens Bank
328 S. Saginaw Street
Flint, Michigan  48502


DISTRIBUTOR

SEI Investment Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania  19456


LEGAL COUNSEL

Morgan, Lewis & Bockius, LLP
1800 M Street, N.W.
Washington, DC  20036



More information about the Portfolio is available without charge through the following:




STATEMENT OF ADDITIONAL INFORMATION (SAI)
--------------------------------------------------
Our SAI dated March ___, 1999, includes detailed information about The Arbor Fund and the Golden Oak Tax-Managed Equity Portfolio. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.




Annual and Semi-annual Reports

--------------------------------------------------
These reports list the Portfolio's holdings and contain information from the Portfolio's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Portfolio.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE: Call 1-800-545-6331


BY MAIL: Write to us
Golden Oak Family of Funds
c/o The Arbor Fund
P.O. Box 419947
Kansas City, Missouri  64141-6947

BY E-MAIL: [VAR:FUND.EMAILADDRESS]]

BY INTERNET:  [VAR:FUND.INTERNETADDRESS]]

FROM THE SEC: You can also obtain the SAI or the Annual or Semi-annual Reports, as well as other information about The Arbor Fund, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Arbor Fund's Investment Company Act registration number is 811-7102.

                       GOLDEN OAK FAMILY OF FUNDS TRUST:
                           THE ARBOR FUND PORTFOLIO:
                    GOLDEN OAK TAX-MANAGED EQUITY PORTFOLIO
                              INVESTMENT ADVISER:
                                 CITIZENS BANK

    This STATEMENT OF ADDITIONAL INFORMATION is not a prospectus. It is intended to provide additional information regarding the activities and operations of the following Portfolio of the Trust: Golden Oak Tax-Managed Equity Portfolio. This Statement of Additional Information should be read in conjunction with the
Prospectus dated March   , 1999. A Prospectus may be obtained by calling
1-800-545-6331.

                               TABLE OF CONTENTS

THE PORTFOLIO AND THE TRUST.............................................................          X
INVESTMENT OBJECTIVES AND POLICES.......................................................          X
DESCRIPTION OF PERMITTED INVESTMENTS....................................................          X
  Convertible Securities................................................................          X
  Foreign Securities....................................................................          X
  Futures Contracts and Options.........................................................          X
  Risk Factors in Futures Transactions..................................................          X
  Investment Companies..................................................................          X
  Options...............................................................................          X
  Repurchase Agreements.................................................................          X
  Securities Lending....................................................................          X
  Bank Obligations......................................................................          X
INVESTMENT LIMITATIONS..................................................................          X
  Fundamental Policies..................................................................          X
  Non-Fundamental Policies..............................................................          X
THE ADVISER.............................................................................          X
THE SUB-ADVISER.........................................................................          X
THE ADMINISTRATOR.......................................................................          X
THE DISTRIBUTOR.........................................................................          X
  Class A Distribution Plan.............................................................          X
THE TRANSFER AGENT......................................................................          X
THE CUSTODIAN...........................................................................          X
INDEPENDENT PUBLIC ACCOUNTANTS..........................................................          X
LEGAL COUNSEL...........................................................................          X
TRUSTEES AND OFFICERS OF THE TRUST......................................................          X
CALCULATION OF TOTAL RETURN.............................................................          X
PURCHASE AND REDEMPTION OF SHARES.......................................................          X
LETTER OF INTENT........................................................................          X
DETERMINATION OF NET ASSET VALUE........................................................          X
TAXES...................................................................................          X
  Federal Income Tax....................................................................          X
  State Taxes...........................................................................          X
PORTFOLIO TRANSACTIONS..................................................................          X
TRADING PRACTICES AND BROKERAGE.........................................................          X
DESCRIPTION OF SHARES...................................................................          X
SHAREHOLDER LIABILITY...................................................................          X
LIMITATION OF TRUSTEES' LIABILITY.......................................................          X
YEAR 2000...............................................................................          X

March       , 1999

GOK-F-014-01

THE PORTFOLIO AND THE TRUST

    The "Golden Oak Family of Funds" is a name under which a number of mutual fund investment portfolios with differing objectives and policies are offered to investors. Six of these portfolios were established by The Arbor Fund (the "Trust"), an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest ("shares") and different classes of shares of each portfolio. Shareholders may purchase shares through two separate classes (Institutional and Class A) which provide for variations in distribution costs, voting rights and dividends. Except for differences between Institutional and Class A shares pertaining to distribution fees, each share of each portfolio represents an equal proportionate interest in that portfolio. See "Description of Shares." This Statement of Additional Information relates to the Institutional and Class A shares of the Golden Oak Tax-Managed Equity Portfolio (the "Portfolio") of the Trust. Shares of the Golden Oak Growth (formerly, the Golden Oak Diversified Growth Portfolio), Golden Oak Value, Golden Oak Intermediate-Term Income, Golden Oak Michigan Tax Free Bond and Golden Oak Prime Obligation Money Market Portfolios of the Trust are discussed in a separate Statement of Additional Information.

    The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

INVESTMENT OBJECTIVES AND POLICIES

    The Portfolio has an investment objective of maximizing long term capital appreciation on an after-tax basis. The Portfolio is best suited for the long term equity investor who has a moderate risk orientation. The Portfolio seeks to minimize taxes and is targeted to long term investors seeking the optimum blend of performance and tax efficiency. There is no assurance that the Portfolio will achieve its investment objective.

    The Portfolio primarily invests in common stocks and is designed to have risk characteristics similar to those of the S&P 500 Index. As with any equity fund, the value of the Portfolio's investments varies from day to day in response to the activities of the individual companies and general market and economic conditions. To the extent the Portfolio invests in non-US securities, the risks and volatility are magnified since the performance of non-US stocks depends upon changes in international currency values, different political and regulatory environments, and the overall political and economic conditions in countries where the Portfolio invests.

    Under normal conditions, the Portfolio expects to be fully invested in common stocks (and will be at least 75% invested in common stocks) listed on registered exchanges in the United States or actively traded in the over-the-counter market as further described below. In addition to investing in common stocks, the Portfolio may invest in warrants and rights to purchase common stocks, United States dollar denominated securities of foreign issuers traded in the United States (including sponsored American Depositary Receipts traded on registered exchanges or listed on NASDAQ), repurchase agreements, covered call options and money market instruments of the type described below. The Portfolio may invest up to 10% of its net assets in American Depositary Receipts, including American Depositary Shares and New York Shares. The Portfolio may also write covered call options and engage in related closing purchase transactions provided that the aggregate value of such options does not exceed 10% of the Portfolio's net assets as of the time such options are entered into by the Portfolio. Nicholas-Applegate (the "Sub-Adviser") will engage in such transactions only as hedging transactions and not for speculative purposes.

    The Portfolio may invest up to 15% of its net assets in illiquid securities, including restricted securities other than Section 4(2) commercial paper ("Illiquid Securities"). Restricted securities, including Rule 144A Securities and Section 4(2) commercial paper, that meet the criteria established by the Board of Trustees or the Trust will be considered illiquid.

    For temporary defensive purposes during periods when the Portfolio's Sub-Adviser determines that market conditions warrant, the Portfolio may invest up to 100% of its assets in money market instruments (consisting of securities issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities, repurchase agreements collateralized by United States Government securities and entered into with financial institutions the Sub-Adviser deems creditworthy, certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $1.0 billion as shown on their most recent public financial statements, and deemed by the Adviser or Sub-Adviser to present minimal credit risk, and commercial paper rated in the two highest short-term rating categories (collectively, "Money Market Instruments"), and may hold a portion of its assets in cash. To the extent the Portfolio is engaged in temporary defensive investment, the Portfolio will not be pursuing its investment objective.

    The Portfolio reserves the right to engage in securities lending but has no present intention to do so.

    Portfolio turnover will be generally moderate and most likely below 50%, however turnover may be influenced by specific company fundamentals, market environments and investment opportunities.

DESCRIPTION OF PERMITTED INVESTMENTS

    CONVERTIBLE SECURITIES

    While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

    FOREIGN SECURITIES

    The Portfolio may invest in U.S. dollar denominated obligations or securities of foreign issuers. Permissible investments may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper and other short-term corporate obligations, foreign securities, Europaper and American Depositary Receipts. These instruments may subject the Portfolio to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. In addition to the risks described in the Prospectus, foreign issuers of securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

    Investments in foreign securities usually will involve currencies of foreign countries. Moreover, the Portfolio may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and the value of these assets for the Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations and the Portfolio may incur costs in connection with conversions between various currencies. Although the Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies, if any, into U.S. dollars on a daily basis. It may do so from time to time and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer. The Portfolio will conduct its foreign currency exchange transactions, if any, either on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward foreign currency exchange contracts.

FUTURES CONTRACTS AND OPTIONS

    The Portfolio may invest in futures contracts and options. Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases, the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

    Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Deposit requirements on futures contracts customarily range upward from less than 5% of the value of the contract being traded.

    After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy the required margin, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Portfolio may earn interest income on its margin deposits.

    Traders in futures contracts and related options may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held or expected to be acquired for investment purposes. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Portfolio intends to use futures contracts and related options only for bona fide hedging purposes.

    The Portfolio may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), so long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the Portfolio's net assets. The Portfolio will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging interest, the Portfolio [EXPECTS] that approximately 75% of their futures contract purchases will be "completed," that is, equivalent amounts of related securities will have been purchased or are being purchased by the Portfolio upon sale of open futures contracts.

    Although techniques other than the sale and purchase of futures contracts and options on futures contracts could be used to control the Portfolio's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Portfolio will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities. The Portfolio's obligations under any futures contract or related option will be "covered" by high quality, liquid securities or cash held in a segregated account or by holding, or having the right to acquire without additional cost, the underlying asset.

RISK FACTORS IN FUTURES TRANSACTIONS

    Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Portfolios would continue to be required to make daily cash payments to maintain the required margin. In such situations, if the Portfolio has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge it.

    The Portfolio will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

    The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the Portfolio. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies of the Portfolio are engaged in only for hedging purposes, the Adviser or Sub-Adviser does not believe that the Portfolios would be subject to the risks of loss frequently associated with futures transactions. The Portfolios presumably would have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less as compared with the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

    Utilization of futures transactions by the Portfolio does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the securities being hedged. It is also possible that the Portfolio could both lose money on futures contracts and experience a decline in value of its securities. There is also the risk of loss by the Portfolio of margin deposits in the event of the bankruptcy of a broker with whom the Portfolio has an open position in a futures contract or related option.

    Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

ILLIQUID SECURITIES

    Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Portfolio's books. Illiquid securities include demand instruments with a demand notice period exceeding seven days, securities for which there is no secondary market, and repurchase agreements with durations over 7 days in length.

INVESTMENT COMPANIES

    The Portfolios may invest in securities of other investment companies as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder. These investment companies typically incur fees that are separate from those fees incurred directly by the Portfolios. The Portfolio's purchase of such investment company securities results in a layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

OPTIONS

    The Portfolio may write and sell both call options and put options, provided that the aggregate value of such options does not exceed 15% of the Portfolio's net assets as of the time such options are entered into by the Portfolio.

    A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Portfolio's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Portfolio the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Portfolio's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Portfolio is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

    With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (I.E., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

    The Portfolio's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

    The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

    OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Portfolio will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Portfolio to require the Counterparty to sell the option back to the Portfolio at a formula price within seven days. Each Portfolio expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

    Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, the Portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser or Sub-Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied.

    COVERED CALL WRITING--The Portfolio may write covered call options on its securities provided the aggregate value of such options does not exceed 10% of the Portfolio's net assets as of the time such options are entered into by the Portfolio. The advantage to the Portfolio of writing covered calls is that the Portfolio receives a premium which is additional income. However, if the security rises in value, the Portfolio may not fully participate in the market appreciation.

    In covered call options written by the Portfolio, the Portfolio will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Portfolio would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Portfolio will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

REPURCHASE AGREEMENTS

    The Portfolio may invest in repurchase agreements which are agreements by which a person (E.G., the Portfolio) obtains a security and simultaneously commits to return the security to the seller (a financial institution deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

    Repurchase agreements are considered to be loans by the Portfolio for purposes of its investment limitations. The repurchase agreements entered into by the Portfolios will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Portfolios, the portfolio must take actual or constructive possession of the underlying collateral. However, if the seller defaults, the Portfolios could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Portfolios may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolios are treated as an unsecured creditor and required to return the underlying security to the seller's estate.

RESTRICTED SECURITIES

    The Portfolio may invest in restricted securities that are securities in which the Trust may otherwise invest as provided in the Prospectus and this Statement of Additional Information. Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "Act"), or an exemption from registration. The Portfolio may invest up to 15%, of its net assets in illiquid securities, including restricted securities. The Portfolio may invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board of Trustees of the Trust. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

SECURITIES LENDING

    The Portfolio may lend securities pursuant to agreements requiring that the loans be continuously secured by cash, securities of the United States Government or its agencies, or any combination of cash and such securities, as collateral equal to 102% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Portfolio exceed one-third of the value of the Portfolio's total assets taken at fair market value (including any collateral received in connection with such loans). The Portfolio will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, the Portfolio will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser or Sub-Adviser to be of good standing an when, in the judgment of the Adviser or Sub-Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Portfolios may use the Distributor or a broker/dealer affiliate of the Adviser or Sub-Adviser as a broker in these transactions.

WARRANTS

    Warrants give holders the right, but not the obligation, to buy shares of a company at a given price, usually higher than the market price, during a specified period.

BANK OBLIGATIONS

    The Trust is not prohibited from investing in obligations of banks which are clients of SEI Investments Company ("SEI"). However, the purchase of shares of the Trust by them or by their customers will not be a consideration in determining which bank obligations the Trust will purchase. The Trust will not purchase obligations of the Adviser or Sub-Adviser.

INVESTMENT LIMITATIONS

    FUNDAMENTAL POLICIES

    The following policies are fundamental and may not be changed without the consent of a majority of the Portfolio's outstanding shares. The term "a majority of the Portfolio's outstanding shares" means the vote of (i) 67% or more of the Portfolio' shares present at a meeting if more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the Portfolio's shares, whichever is less.

    The Portfolio may not:

 1. Purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer. This restriction applies to 75% of the Portfolio's assets.

 2. Purchase any securities which would cause more than 25% of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to (a) investments in the obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and repurchase agreements involving such securities, (b) investments in tax-exempt securities issued by governments or political subdivisions of governments or (c) obligations issued by domestic branches of United States banks or United States branches of foreign banks subject to the same regulations as United States banks. For purposes of this limitation (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational entities will be considered to be a separate industry; and (v) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower.

 3. Make loans, except that the Portfolio may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending.

 4. Acquire more than 10% of the voting securities of any one issuer.

 5. Invest in companies for the purpose of exercising control.

 6. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Portfolio's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Portfolio shall, within three days thereafter or such longer period as the Securities and Exchange Commission (the "SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the Portfolio's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

 7. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

 8. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts. However, subject to their permitted investments, any Portfolio may invest in companies which invest in real estate commodities or commodities contracts and may invest in financial futures contracts and related options.

 9. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

 10. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter under federal securities laws in selling a portfolio security.

 11. Issue senior securities (as defined in the 1940 Act), except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

 12. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

    NON-FUNDAMENTAL POLICIES

    The following investment limitations of the Portfolios are non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval.

    The Portfolio may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Portfolio's net assets.

    The Portfolio may not invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

    The foregoing percentages, except with respect to borrowings and illiquid securities, will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

THE ADVISER

    The Trust and Citizens Bank (the "Adviser") have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

    The Adviser will not be required to bear expenses of any Portfolio of the Trust to an extent which would result in the Portfolio's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

    The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Portfolios by a majority of the outstanding shares of the Portfolios, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

    The Adviser's principal place of business is 328 S. Saginaw Street, Flint, Michigan 48502, and was incorporated in 1871 in the state of Michigan. Citizens Bank is a wholly owned subsidiary of Citizens Banking Corporation. Citizens Banking Corporation is an interstate bank holding company with over $
billion in assets and       banking offices in Michigan and Illinois. As of
      , 1998, the Adviser's total assets under management were $ billion. The Adviser has managed bank common funds, pension plan assets and personal trust assets since 1927.

                       [INSERT ADVISORY FEE INFORMATION]

THE SUB-ADVISER

    NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

    Nicholas-Applegate Capital Management ("Nicholas-Applegate") serves as sub-adviser to the Portfolio. The Adviser and Nicholas-Applegate have entered into a sub-advisory agreement. Pursuant to the sub-advisory agreement, Nicholas-Applegate is entitled to receive a fee at the annual rate of [.40%] of the Portfolio's average daily net assets.

THE ADMINISTRATOR

    SEI Investments Mutual Funds Services (the "Administrator"), serves as the administrator of the Trust. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities pursuant to an administration agreement to the Trust (the "Administration Agreement"). For these administrative services, the Administrator is entitled to a fee from the Portfolio, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of the Portfolio. [Minimum Fee]?

    The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

    The Administration Agreement shall remain in effect for its initial five year term and shall continue in effect for successive three-year periods.

    The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, The Nevis Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and Alpha Select Funds.

    The Administrator will not be required to bear expenses of the Portfolio to an extent which would result in the Portfolio's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

THE DISTRIBUTOR

    SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust are parties to a distribution agreement (the "Distribution Agreement"), which applies to both Institutional and Class A shares of the Portfolios. The Distribution Agreement shall be reviewed and ratified at least annually (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Portfolio on not less than 60 days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of such Portfolio or by the Distributor. The Distributor will receive no compensation for distribution of Institutional shares. Class A has a distribution plan (the "Class A Distribution Plan").

CLASS A DISTRIBUTION PLAN

    The Distribution Agreement and the Class A Distribution Plan adopted by the Class A shareholders provides that the Class A shares of each Portfolio will pay the Distributor a fee of .25% of the average daily net assets which the Distributor can use to compensate/broker dealers and service providers, including the Adviser and its affiliates which provide administrative and/or distribution services to the Class A shareholders or their customers who beneficially own Class A shares.

    The Distribution Agreement is renewable annually and may be terminated by the Distributor, the Qualified Trustees (defined below), or by a majority vote of the outstanding securities of the

    Trust upon not more than 60 days' written notice by either party.

    The Trust has adopted the Class A Distribution Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Class A Distribution Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons of the Trust, and have no direct or indirect financial interest in the operation of such Class A Distribution Plan or any agreements related to it ("Qualified Trustees"). The Class A Distribution Plan requires that quarterly written reports of amounts spent under the Class A Distribution Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Class A Distribution Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Trust. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

THE TRANSFER AGENT

    DST Systems, Inc., 330 W. 9th Street, Kansas City, MO 64105 serves as the Trust's transfer agent.

THE CUSTODIAN

    First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as custodian (the "Custodian") of the Portfolio. The Custodian holds cash, securities and other assets of the Portfolio as required by the 1940 Act.

INDEPENDENT PUBLIC ACCOUNTANTS

    PricewaterhouseCoopers LLP serves as independent public accountants for the Trust.

LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP 1800 M Street, N.W., Washington, D.C. serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

    The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trust pays the fees for unaffiliated Trustees.

    The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Monitor Funds, Oak Associates Funds, The PBHG

Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and Alpha Select Funds, each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and, except for PBHG Advisor Funds, Inc., distributed by SEI Investments Distribution Co.

    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees*--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, Boston 1784 Funds-Registered Trademark-, The Expedition Funds, Oak Associates Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    JOHN T. COONEY (DOB 01/20/27)--Trustee**--Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Advisors' Inner Circle Fund, The Expedition Funds, and Oak Associates Funds.

    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--1701 Market Street, Philadelphia, PA 19103-2921. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor. Director and Secretary of SEI Investments and Secretary of the Administrator and the Distributor. Trustee of The Advisors' Inner Circle Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    ROBERT A. PATTERSON (DOB 11/05/27)--Trustee**--Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of The Advisors' Inner Circle Fund, The Expedition Funds and Oak Associates Funds.

    EUGENE B. PETERS (DOB 06/03/29)--Trustee**--Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) (1980-1986). President of Gene Peters and Associates (import company) (1978-1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of The Advisors' Inner Circle Fund, The Expedition Funds and Oak Associates Funds.

    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, from September 1987--December 1993; Trustee of The Advisors' Inner Circle Fund, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm) 1991-1994.

    JAMES R. FOGGO (DOB 06/30/64)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

    KATHY HEILIG (DOB 12/21/58)--Vice President and Assistant
Secretary--Treasurer of SEI Investments since 1997; Assistant Controller of SEI Investments since 1995; Vice President of SEI Investments since 1991; Director of Taxes of SEI Investments, 1987 to 1991. Tax Manager, Arthur Anderson LLP prior to 1987.

    JOSEPH M. O'DONNELL (DOB 11/13/54)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc., 1993-1997. Staff Counsel and Secretary, Provident Mutual Family of Funds, 1990-1993.

    SANDRA K. ORLOW (DOB 10/18/53)--Vice President and Assistant
Secretary--Secretary of the Distributor since 1998; Vice President of the Distributor since 1988. Vice President and Assistant Secretary of SEI Investments since 1988. Assistant Secretary of the Distributor from 1988 to 1998.

    KEVIN P. ROBINS (DOB 04/15/61)--Vice President and Assistant
Secretary--Senior Vice President and General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Assistant Secretary of SEI Investments since 1992; Secretary of the Administrator since 1994. Vice President, General Counsel and Assistant Secretary of the Administrator and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

    LYNDA J. STRIEGEL (DOB 10/30/48)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998. Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

    MARK E. NAGLE (DOB 10/20/59)--Controller and Chief Financial Officer--Vice President of Fund Accounting and Administration for SEI Fund Resources and Vice President of the Administrator since 1996. Vice President of the Distributor since December 1997. Vice President, Fund Accounting, BISYS Fund Services, September 1995 to November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981 to September 1995.

    JOHN H. GRADY, JR. (DOB 06/01/61)--Secretary--1701 Market Street, Philadelphia, PA 19103-2921, Partner since 1995, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor.

------------------------

* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Portfolio as that term is defined in the 1940 Act.

** Messrs. Cooney, Patterson, Peters and Storey serve as members of the Audit Committee of the Portfolio.

    The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees.

CALCULATION OF TOTAL RETURN

    From time to time, the Portfolio, may advertise total return. The total return of the Portfolio refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1+T)(n) = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

PURCHASE AND REDEMPTION OF SHARES

    Purchases and redemptions may be made through the Distributor on a day on which the New York Stock Exchange is open for business. Shares of the Portfolios are offered on a continuous basis. Currently, the holidays observed by the Trust and the New York Stock Exchange are as follows: New Year's Day, Presidents' Day, Martin Luther King Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

    It is currently the Trust's policy to pay for the redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Portfolios in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Portfolios of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of the Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Portfolio for any period during which the New York Stock Exchange, the Adviser, the applicable Sub-Adviser, the Administrator and/or the Custodian are not open for business.

LETTER OF INTENT

    Reduced sales charges are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intent provided to the Trust's transfer agent, that does not legally bind the signer to purchase any set number of shares and provides for the holding in escrow by the Administrator of 5% of the amount purchased until such purchase is completed within the 13-month period. A Letter of Intent may be dated to include shares purchased up to 90 days prior to the date the Letter of Intent is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, the Administrator will surrender an appropriate number of the escrowed shares for redemption in order to recover the difference between the sales charge on the shares purchased at the reduced rate and the sales charge otherwise applicable to the total shares purchased.

DETERMINATION OF NET ASSET VALUE

    The securities of the Portfolio are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

TAXES

    The following is only a summary of certain additional federal income tax considerations generally affecting the Portfolio and its shareholders that are not described in the Fund's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolioor its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

    The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS REGULATED INVESTMENT COMPANY

    The Portfolio intends to qualify and elect ro be treated as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Portfolio expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

    In order to qualify as a RIC, the Portfolio must distribute at least 90% of its net investment income (generally, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, or certain other income;
(ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers that the Portfoliocontrols or that are engaged in the same, similar or related trades or business.

    Although the Portfolio intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Portfolio will be subject to federal income taxation to the extent any such income or gains are not distributed.

    If the Portfolio fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.

PORTFOLIO DISTRIBUTIONS

    Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional Shares, to the extent of the Fund's earnings and profits. The Portfolio anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

    The Portfolio may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses ("net capital gains"). If such gains are distributed as a capital gains distribution, they are taxable to shareholders who are individuals at a maximum rate of 20%, regardless of the length of time the shareholder has held shares. If any such gains are retained, the Portfolio will pay federal income tax thereon.

    In the case of corporate shareholders, distributions (other than capital gains distributions) from a RIC, generally qualify for the dividends-received deduction only to the extent of the gross amount of qualifying dividends received by the Portfolio for the year. Generally, and subject to certain limitations, a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Accordingly, such distributions will generally qualify for the corporate dividends-received deduction.

    Ordinarily, investors should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by the shareholder and paid by the Portfolioin the year in which the dividends were declared.

    The Portfolio will provide a statement annually to shareholders as to the federal tax status of distributions paid (or deemed to be paid) by the Portfolio during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

SALE OR EXCHANGE OF PORTFOLIO SHARES

    Generally, gain or loss on the sale or exchange of a Share will be capital gain or loss that will be long-term if the Share has been held for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. However, if a shareholder realizes a loss on the sale, exchange or redemption of a Share held for six months or less and has previously received a capital gains distribution with respect to the Share (or any undistributed net capital gains of the Portfolio with respect to such Share are included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of the Portfolio that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of Shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) Shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.

    In certain cases, the Portfolio will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who
(1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has failed to certify to the Portfolio that such shareholder is not subject to backup withholding.

FEDERAL EXCISE TAX

    If the Portfolio fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year), the Portfolio will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Portfolio intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

STATE AND LOCAL TAXES

    The Portfolio is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Portfolio to shareholders and the ownership of shares may be subject to state and local taxes.

PORTFOLIO TRANSACTIONS

    The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser and/or Sub-Adviser(s) is responsible for placing the orders to execute transactions for the Portfolios. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser and/or Sub-Adviser(s) generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available if the difference is reasonably justified by other aspects of the portfolio execution securities offered.

TRADING PRACTICES AND BROKERAGE

    The Adviser and/or Sub-Adviser select brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Adviser's and/or a Sub-Adviser's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Adviser and/or a SubAdviser pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Adviser and/or a Sub-Adviser either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

    The Adviser and/or Sub-Adviser(s) may allocate out of all commission business generated by all of the funds and accounts under management by the Adviser and/or Sub-Adviser(s), brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser and/or Sub-Adviser(s) in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

    As provided in the Securities Exchange Act of 1934, as amended (the "1934 Act"), higher commissions may be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/ dealers who provide such brokerage and research services, the Adviser and/or Sub-Adivser(s) believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker/dealers who provide daily portfolio pricing services to the Adviser and/or Sub-Adviser(s). Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

    The Adviser and/or Sub-Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or trust may obtain, it is the opinion of the Adviser and/ or Sub-Adviser and the Trust's Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

    Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Adviser and/or Sub-Adviser may give consideration to sales of shares of the Adviser and/or Sub-Adviser as a factor in the selection of brokers and dealers to execute portfolio transactions for such Portfolio.

    It is expected that the Adviser and/or Sub-Adviser may execute brokerage or other agency transactions through the Distributor or an affiliate of the Adviser, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated thereunder by the SEC. Under these provisions, the Distributor or an affiliate of the Adviser is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolio on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of the Adviser to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Portfolio for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Adviser and/or Sub-Adviser may direct commission business to one or more designated broker/dealers in connection with such broker/dealer's provision of services to the Portfolio or payment of certain Portfolio expenses (E.G., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

    The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of January 31, 1999, the Portfolio had not yet commenced operations.

DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Portfolios each of which represents an equal proportionate interest in that Portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Portfolios. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of its shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

YEAR 2000

    The Trust depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Trust could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and received assurances from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Trust. The Trust and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Trust does business.

                           PART C: OTHER INFORMATION
                        POST-EFFECTIVE AMENDMENT NO. 22

ITEM 23. EXHIBITS:

(a)        Registrant's Agreement and Declaration of Trust(1), originally filed with the
           Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the
           Securities and Exchange Commission on August 11, 1992, is incorporated herein by reference as exhibit 1 to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.

(b)        Registrant's By-Laws are incorporated herein by reference to Post-Effective
           Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No.
           33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

(c)        Not Applicable.

(d)(1)     Investment Advisory Agreement between the Registrant and Citizens Commercial and
           Savings Bank with respect to the Golden Oak Diversified Growth Portfolio, the
           Golden Oak Intermediate-Term Income Portfolio, Golden Oak Michigan Tax Free Bond
           Portfolio and Golden Oak Prime Obligation Money Market Portfolio, originally filed as exhibit 5(b) with Pre-Effective Amendment No. 2 to Registrant's Registration
           Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange
           Commission on January 13, 1993, is incorporated herein by reference as exhibit 5(a)
           to Post-Effective Amendment No. 17 filed with the Securities and Exchange
           Commission on April 2, 1997.

(d)(2)     Investment Sub-Advisory Agreement by and among Registrant, Citizens Commercial and
           Savings Bank and Wellington Management Company, LLP with respect to the Golden Oak
           Prime Obligation Money Market Portfolio, originally filed as exhibit 5(c), is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's
           Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on January 13, 1993.

(d)(3)     Investment Advisory Agreement between the Registrant and One Valley Bank, National
           Association with respect to the OVB Portfolios, originally filed as exhibit 5(h)
           with Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form
           N-1A (File No. 33-50718) with the Securities and Exchange Commission on September
           23, 1993, is incorporated herein by reference as exhibit 5(d) to Post-Effective
           Amendment No. 17 filed with the Securities and Exchange Commission on April 2,
           1997.

(d)(4)     Investment Sub-Advisory Agreement by and among the Registrant, One Valley Bank,
           National Association, and Wellington Management Company, LLP with respect to the
           OVB Prime Obligations Portfolio, originally filed as exhibit 5(i) with
           Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A
           (File No. 33-50718) with the Securities and Exchange Commission on September 23,
           1993, is incorporated herein by reference as exhibit 5(e) to Post-Effective
           Amendment No. 17 filed with the Securities and Exchange Commission on April 2,
           1997.

(d)(5)     Investment Advisory Agreement between the Registrant and Capitoline Investment
           Services, Incorporated with respect to the U.S. Government Securities Money Fund, originally filed as exhibit 5(j), with Post-Effective Amendment No. 9 to
           Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the
           Securities and Exchange Commission on June 2, 1994, is incorporated herein by reference as exhibit 5(f) to Post-Effective Amendment No. 17 filed with the
           Securities and Exchange Commission on April 2, 1997.

(d)(6)     Schedule B to Investment Advisory Agreement between the Registrant and Citizens
           Commercial & Savings Bank with respect to Golden Oak Growth and Income Portfolio, originally filed as exhibit 5(l) with Post-Effective Amendment No. 10 to
           Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the
           Securities and Exchange Commission on September 30, 1994 is incorporated herein by reference as exhibit 5(g) to Post-Effective Amendment No. 18 filed with the
           Securities and Exchange Commission on May 30, 1997.

(d)(7)     Schedule to the Investment Advisory Agreement between Registrant and Capitoline
           Investment Services Incorporated with respect to the Prime Obligations Fund, originally filed as exhibit 5(q) with Post-Effective Amendment No. 13 to
           Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the
           Securities and Exchange Commission on August 11, 1995, is incorporated herein by reference as exhibit 5(h) to Post-Effective Amendment No. 17 filed with the
           Securities and Exchange Commission on April 2, 1997.

(d)(8)     Investment Sub-Advisory Agreement by and among the Registrant and Citizens Bank and
           Nicholas-Applegate Capital Management with respect to the Golden Oak Diversified
           Growth Portfolio, originally filed as exhibit 5(u), is incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement
           on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 29, 1996.

(d)(9)     Investment Advisory Agreement between the Registrant and One Valley Bank, National
           Association with respect to the OVB Equity Income Portfolio, is incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant's Registration
           Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange
           Commission on February 28, 1997.

(d)(10)    Investment Sub-Advisory Agreement by and among the Registrant, Citizens Bank and
           Systematic Financial Management, L.P. with respect to the Golden Oak Value
           Portfolio is incorporated herein by reference to Post-Effective Amendment No. 20 to
           Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

(d)(11)    Amendment to Investment Sub-Advisory Agreement between Citizens Bank and Systematic
           Financial Management, L.P. with respect to the Golden Oak Value Portfolio is incorporated here in by reference to Post-Effective Amendment No. 20 to
           Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

(e)(1)     Distribution Agreement between Registrant and SEI Financial Services Company, originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration
           Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange
           Commission on October 14, 1992, is incorporated herein by reference as exhibit 6(a)
           to Post-Effective Amendment No. 17 filed with the Securities and Exchange
           Commission on April 2, 1997.

(e)(2)     Transfer Agent Agreement between Registrant and SEI Financial Management
           Corporation is incorporated herein by reference to Pre-Effective Amendment No. 2 to
           Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the
           Securities and Exchange Commission on January 13, 1993.

(e)(3)     Transfer Agent Agreement between Registrant and Crestar Bank is incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's Registration
           Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange
           Commission on May 31, 1995.

(e)(4)     Transfer Agent Agreement between Registrant and Supervised Service Company is incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's
           Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on May 31, 1995.

(e)(5)     Amendment to Transfer Agent Agreement between Registrant and Crestar Bank dated
           August 1, 1994 is incorporated herein by reference to Post-Effective Amendment No.
           20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

(f)        Not Applicable.

(g)(1)     Custodian Agreement between Registrant and CoreStates Bank N.A., originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form
           N-1A (File No. 33-50718) with the Securities and Exchange Commission on October 14,
           1992, is incorporated herein by reference as exhibit 8(a) to Post-Effective
           Amendment No. 17 filed with the Securities and Exchange Commission on April 2,
           1997.

(g)(2)     Custodian Agreement between Registrant and Crestar Bank, originally filed with
           Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A
           (File No. 33-50718) filed with the Securities and Exchange Commission on June 2,
           1994, is incorporated herein by reference as exhibit 8(b) to Post-Effective
           Amendment No. 18 filed with the Securities and Exchange Commission on May 30, 1997.

(g)(3)     Amendment to Custodian Agreement between Registrant and Crestar Bank dated August
           1, 1994 is incorporated herein by reference to Post-Effective Amendment No. 20 to
           Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

(h)(1)     Administration Agreement between Registrant and SEI Financial Management
           Corporation with Schedule dated January 28, 1993 for the Golden Oak Portfolios and forms of Schedule for the California Tax Exempt Portfolio and Institutional Tax
           Free Portfolio, originally filed as exhibit 5(a), is incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement
           on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on July 29, 1993.

(h)(2)     Schedule, relating to the OVB Prime Obligations, OVB Capital Appreciation, OVB
           Emerging Growth, OVB Government Securities and OVB West Virginia Tax-Exempt Income
           Portfolios (the "OVB Portfolios"), to Administration Agreement by and between the
           Registrant and SEI Financial Management Corporation dated as of January 28, 1993 is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's
           Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

(h)(3)     Schedule relating to U.S. Government Securities Money Fund, to Administration
           Agreement by and between Registrant and SEI Financial Management Corporation is
           incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's
           Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

(h)(4)     Schedule dated May 19, 1997, relating to the Golden Oak Portfolios, to
           Administration Agreement by and between Registrant and SEI Fund Resources is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's
           Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

(h)(5)     Administration Agreement between Registrant and SEI Financial Corporation with
           Schedule dated January 28, 1993 as amended and restated on May 17, 1994 for Golden
           Oak Portfolios, the Prudential Portfolios and the OVB Portfolios, originally filed as exhibit 5(o) with Post-Effective Amendment No. 12 to Registrant's Registration
           Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange
           Commission on May 31, 1995, is incorporated herein by reference as exhibit 9(e) to
           Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.

(h)(6)     Administration Agreement between Registrant and SEI Financial Management
           Corporation with Schedule dated August 1, 1994, originally filed as exhibit 5(p)
           with Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form
           N-1A (File No. 33-50718) with the Securities and Exchange Commission on May 31,
           1995, is incorporated herein by reference as exhibit 9(f) to Post-Effective
           Amendment No. 17 filed with the Securities and Exchange Commission on April 2,
           1997.

(h)(7)     Schedule relating to the Prime Obligations Fund, to Administration Agreement by and
           between Registrant and SEI Financial Management Corporation, originally filed as exhibit 5(p) with Post-Effective Amendment No. 13 to Registrant's Registration
           Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange
           Commission on August 11, 1995, is incorporated herein by reference as exhibit 9(g)
           to Post-Effective Amendment No. 17 filed with the Securities and Exchange
           Commission on April 2, 1997.

(h)(8)     Consent to Assignment and Assumption of Administration Agreement between the
           Registrant and SEI Financial Management Corporation, dated January 28, 1993, to SEI
           Fund Resources is incorporated herein by reference as exhibit 9(h) to
           Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.

(h)(9)     Consent to Assignment and Assumption of Administration Agreement between the
           Registrant and SEI Financial Management Corporation, dated June 1, 1996, to SEI
           Fund Resources is incorporated herein by reference to Post-Effective Amendment No.
           20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

(i)        Opinion and Consent of Counsel, originally filed with Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the
           Securities and Exchange Commission on January 13, 1993, is incorporated herein by reference as exhibit 10 to Post-Effective Amendment No. 17 filed with the
           Securities and Exchange Commission on April 2, 1997.

(j)        Not Applicable.

(k)        Not Applicable.

(l)        Not Applicable.

(m)(1)     Registrant's Distribution Plan with respect to the Class B shares of the Golden Oak
           Portfolios (except Golden Oak Growth and Income Portfolio), originally filed with
           Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A
           (File No. 33-50718) with the Securities and Exchange Commission on October 14,
           1992, is incorporated herein by reference as exhibit 15(a) to Post-Effective
           Amendment No. 17 filed with the Securities and Exchange Commission on April 2,
           1997.

(m)(2)     Registrant's Distribution Plan with respect to the Class B shares of the OVB
           Portfolios, originally filed with Post-Effective Amendment No. 6 to Registrant's
           Registration Statement on Form N-1A (File No. 33-50718) with the Securities and
           Exchange Commission on September 23, 1993, is incorporated herein by reference as exhibit 15(b) to Post-Effective Amendment No. 17 filed with the Securities and
           Exchange Commission on April 2, 1997.

(m)(3)     Registrant's Distribution Plan with respect to the Class B Shares of the Golden Oak
           Growth and Income Portfolio is incorporated herein by reference to Post-Effective
           Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No.
           33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

(m)(4)     Rule 18f-3 Multi-Class Plan, originally filed with Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the
           Securities and Exchange Commission on May 31, 1995, is incorporated herein by reference as exhibit 15(d) to Post-Effective Amendment No. 17 filed with the
           Securities and Exchange Commission on April 2, 1997.

(n)        To be filed by Amendment.

(o)        Not Applicable.

(p)        Powers of Attorney for John T. Cooney, William M. Doran, Frank E. Morris, Mark E.
           Nagle, Robert A. Nesher, Robert A. Patterson, Eugene B. Peters and James M. Storey
           are filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

    See the Prospectuses and the Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25. INDEMNIFICATION:

    Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

    Other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

NAME AND POSITION                                                                       CONNECTION WITH
WITH INVESTMENT ADVISER                      NAME OF OTHER COMPANY                       OTHER COMPANY
---------------------------------  ------------------------------------------  ---------------------------------
CITIZENS BANK
Victor E. George                   Victor George Oldsmobile, Inc.              Chairman
Chairman                           Citizens Banking Corporation                Director
Charles R. Weeks                   Citizens Banking Corporation                Chairman
Vice Chairman                      Wolohan Lumber Co.                          Director
David A. Thomas, Jr.               Citizens Banking Corporation                Vice Chairman
Director, President, CEO
Edward P. Abbott                   Abbott's Meat, Inc.                         President
Director                           Citizens Banking Corporation                Director
John W. Ennest                     Citizens Banking Corporation                Vice Chairman, CFO and
Director                                                                         Treasurer
George H. Kossaras                 Spring's Drug Store, Inc.                   President
Director                           Citizens Banking Corporation                Director
Gerald Schreiber                   Royalite Co.                                Vice President
Director
William C. Shedd                   Winegarden, Shedd, Haley,                   Attorney & Partner
Director                           Lindholm & Robertson                        Director
                                   Citizens Banking Corporation
Joseph G. Shomsky                  Massachusetts Mutual Insurance              Insurance
Director                           Company
James E. Truesdell                 The Austin Group                            President
Director                           Citizens Banking Corporation                Director
Robert J. Vitito                   Citizens Banking Corporation                President, CEO
Kendall B. Williams                Gault Davison, P.C.                         Attorney & Vice President
Director                           Citizens Banking Corporation                Director
Ada C. Washington
Director
Gary P. Drainville                 Citizens Banking Corporation                Executive Vice President
Executive Vice President
Wayne G. Schaeffer                 Citizens Banking Corporation                Executive Vice President
Senior Executive Vice President
Chief Financial Officer and
  Director
Chief Operating Officer
Gordon F. Strayer                  Citizens Bank Fenton Region Board           Director
Executive Vice President
David H. Buick
Senior Vice President

NAME AND POSITION                                                                       CONNECTION WITH
WITH INVESTMENT ADVISER                      NAME OF OTHER COMPANY                       OTHER COMPANY
---------------------------------  ------------------------------------------  ---------------------------------
Dana A. Czmer
Senior Vice President and Trust
  Officer
Thomas W. Gallagher                Citizens Banking Corporation                Senior Vice President
Senior Vice President, General                                                 General
  Counsel, Secretary
Gary O. Clark                      Citizens Banking Corporation                Executive Vice President
CEO, Director                      Citizens Bank Illinois, N.A.                President
Edward P. Majask
Senior Vice President and Senior
  Investment Officer
Richard J. Mitsdarfer              Citizens Banking Corporation                Senior Vice President &
Senior Vice President and General                                              General Auditor
  Auditor
Edward H. Newman                   Citizens Banking Corporation                Vice President & Assistant
Senior Vice President, Cashier &                                               Secretary
  Secretary
Thomas C. Shafer
Senior Vice President
Lawrence G. Southwell
Senior Vice President
Richard T. Albee
Senior Vice President
Marilyn K. Allor
Senior Vice President
Daniel E. Bekemeier
Senior Vice President &
  Controller
Dennis R. Johnston
Senior Vice President
Vicent V. Maysura
Senior Vice President
Leslie V. Starr
Senior Vice President
James M. VanTiflin
Director
Robert L. Critchfield              Citizens Bank--Fenton
Community President & Director
Joseph F. Smith                    Citizens Bank--Sturgis
Community President & Director
Richard J. DeVries                 Citizens Bank--Ypsilanti
Community President & Director
ONE VALLEY BANK, NATIONAL ASSOCIATION:

NAME AND POSITION                                                                       CONNECTION WITH
WITH INVESTMENT ADVISER                      NAME OF OTHER COMPANY                       OTHER COMPANY
---------------------------------  ------------------------------------------  ---------------------------------
J. Holmes Morrison                 One Valley Bancorp                          President & Chief Executive
Chairman of the Board                                                          Officer
Phyllis H. Arnold                  One Valley Bancorp                          Director
Director, President & Chief        One Valley Bank, N.A.                       President & CEO
  Executive Officer
Frederick H. Belden, Jr.           One Valley Bancorp                          Senior Vice President and
Executive Vice President                                                       Assistant Corporate Secretary
Charles M. Avampato                Clay Foundation, Inc.                       President
Director                           One Valley Bancorp                          Director
Robert F. Baronner                 One Valley Bancorp                          Chairman of the Board
Director                                                                       of Directors
Herald R. Baughman                 One Valley Bank, N.A.
Senior Vice President
Gary L. Brown                                                                  Parkerburg Region
Region President
James K. Brown                     Jackson & Kelly                             Attorney, Partner
Director                           One Valley Bancorp                          Director
Lloyd P. Calvert                   One Valley Bank, N.A.
Senior Vice President
John T. Chambers                   Ravenswood Land Co. and Mt. Alpha           President
Director                             Development Co.                           Director
                                   One Valley Bancorp
Nelle Ratrie Chilton               Dickinson Fuel Co.                          Director
Director                           Terra Co., Inc.                             Director
                                   Terra Care, Inc.                            Director
                                   Terra Salis, Inc.                           Director
                                   TerraSod, Inc.                              Director
                                   One Valley Bancorp                          Director
Anthony N. Ciliberti               One Valley Bank, N.A.
General Auditor
Bernice J. Deem                    One Valley Bank, N.A.
Senior Vice President
Ray Marshall Evans, Jr.            Dickinson Co. and Quincy Coal Co.           President
Director                           One Valley Bancorp                          Director
Jane Fleming                       One Valley Bank, N.A.
Senior Vice President
Brian Fox                          One Valley Bank, N.A.
Senior Vice President
Robert F. Goldsmith                Cascades Coal Sales, Inc.                   President
Director                           Sentry Resource Associates, Inc.            Executive Vice President
Phillip H. Goodwin                 CAMCARE and Charleston Area   Medical       President
Director                           Center                                      Director
                                   One Valley Bancorp
O. Nelson Jones                    Madison Coal & Supply Company               President
Director                           Amherst Industries, Inc.                    Vice President

NAME AND POSITION                                                                       CONNECTION WITH
WITH INVESTMENT ADVISER                      NAME OF OTHER COMPANY                       OTHER COMPANY
---------------------------------  ------------------------------------------  ---------------------------------
William M. Kidd                    One Valley Bank, N.A.
Senior Vice President
Carl E. Little                     One Valley Bank                             Vice Chairman (retired)
Director
Edward H. Maier                    General Corporation                         President
Director                           One Valley Bancorp                          Director
Roger D. Mooney
Senior Vice President
John F. Mork                       Eastern American Energy Corp.               President
Director
Harold E. Neely                    One Valley Bank, N.A.
Senior Vice President
Robert O. Orders, Sr.              Orders Construction Company                 Chief Executive Officer
Director                           One Valley Bancorp                          Director
John L. D. Payne                   Payne-Gallatin Mining Co.                   President
Director                           One Valley Bancorp                          Director
Angus E. Peyton                    Brown & Peyton                              Attorney & Partner
Director                           American Electric Power Co., Inc.           Director
                                   One Valley Bancorp                          Director
Brent D. Robinson                  One Valley Bank Huntington                  President
K. Richard C. Sinclair             Jefferds Corporation                        President
Director
James C. Smith                     O.V. Smith & Sons of Big                    President
Director                           Chimney, Inc.                               Vice President
                                   O.V. Smith & Sons, Inc.
Michael W. Stajduhar               One Valley Bank, N.A.
Senior Vice President
James R. Thomas II                 Carbon Industries, Inc.                     Chairman (retired)
Director
J. Randy Valentine                 One Valley Bank, N.A.
Senior Vice President
Dr. Edwin H. Welch                 University of Charleston                    President
Director                           One Valley Bank, N.A.
John Henry Wick III                Dickinson Fuel Co., Inc.                    Commercial Realtor (retired)
Director                           Harrison & Bates
Thomas D. Wilkerson                Northwestern Mutual Life Insurance          General Agent
Director                           Company                                     Director
James D. Williams
Director
James A. Winter                    One Valley Bank, N.A.
Senior Vice President
Jack B. Young                      One Valley Bank, N.A.
Senior Vice President
John F. Ziebold                    One Valley Bank, N.A.
Senior Vice President

NAME AND POSITION                                                                       CONNECTION WITH
WITH INVESTMENT ADVISER                      NAME OF OTHER COMPANY                       OTHER COMPANY
---------------------------------  ------------------------------------------  ---------------------------------
Robert K. Welty                    One Valley Bank, N.A.
Senior Vice President
John O'Donovan                     One Valley Bank, N.A.
Senior Vice President
John A. Derito                     One Valley Bank, N.A.
Senior Vice President
J. Mark Bias                       One Valley Bank, N.A.
Senior Vice President
Michael H. Spangler                One Valley Bank, N.A.
Senior Vice President
CRESTAR ASSET MANAGEMENT COMPANY:
Thomas Dean Hogan                  Crestar Bank                                Group Executive Vice
Chairman and Director                                                          President--Trust
Ben L. Jones                       First Fidelity Bancorp                      Chief Investment Officer
President, Director
Linda Flory Rigsby                 Crestar Financial Corporation and its       Senior Vice President,
Secretary                            subsidiary Crestar Bank                   Corporate Secretary and
                                                                               Deputy General Counsel
Robert F. Norfleet, Jr.            Crestar Bank                                Director of Client Relations;
Director                                                                       Prior thereto Corporate
                                                                               Executive Vice President

    The list required by this Item 26. of officers and partners of Wellington Management Company, LLP together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Wellington Management Company, LLP pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15908).

    The list required by this Item 26. of officers and partners of Nicholas-Applegate Capital Management, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Nicholas-Applegate Capital Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-21442).

    The list required by this Item 26. of officers and partners of Systematic Financial Management, L.P. together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Systematic Financial Management, L.P. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48908).

    To the Registrant's knowledge, none of the directors or officers of PIMC, except as set forth in the filings referred to below, is, or has been at any time during the Registrant's past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers and certain executives of PIMC also hold various positions with, and engage in business for, PNC Bank Corp., which indirectly owns all the outstanding stock of PIMC, or other subsidiaries of PNC Bank Corp. Set forth in the filings referred to below are the names and principal businesses of the directors and certain executives of PIMC who are engaged in any other business, profession, vocation or employment of a substantial nature.

    The information required by this Item 26 with respect to each director, officer and partner of PIMC is incorporated by reference to Schedules A and D of Form ADV, filed by PNC Institutional Management Corporation pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-13304).

ITEM 27. PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust..................................  July 15, 1982
SEI Liquid Asset Trust..................................  November 29, 1982
SEI Tax Exempt Trust....................................  December 3, 1982
SEI Index Funds.........................................  July 10, 1985
SEI Institutional Managed Trust.........................  January 22, 1987
SEI Institutional International Trust...................  August 30, 1988
The Advisors' Inner Circle Fund.........................  November 14, 1991
The Pillar Funds........................................  February 28, 1992
CUFUND..................................................  May 1, 1992
STI Classic Funds.......................................  May 29, 1992
First American Funds, Inc...............................  November 1, 1992
First American Investment Funds, Inc....................  November 1, 1992
Boston 1784 Funds-Registered Trademark-.................  June 1, 1993
The PBHG Funds, Inc.....................................  July 16, 1993
Morgan Grenfell Investment Trust........................  January 3, 1994
The Achievement Funds Trust.............................  December 27, 1994
Bishop Street Funds.....................................  January 27, 1995
CrestFunds, Inc.........................................  March 1, 1995
STI Classic Variable Trust..............................  August 18, 1995
ARK Funds...............................................  November 1, 1995
Monitor Funds...........................................  January 11, 1996
SEI Asset Allocation Trust..............................  April 1, 1996
TIP Funds...............................................  April 28, 1996
SEI Institutional Investments Trust.....................  June 14, 1996
First American Strategy Funds, Inc......................  October 1, 1996
HighMark Funds..........................................  February 15, 1997
Armada Funds............................................  March 8, 1997
PBHG Insurance Series Funds, Inc........................  April 1, 1997
The Expedition Funds....................................  June 9, 1997
Alpha Select Funds......................................  January 1, 1998
Oak Associates Funds....................................  February 27, 1998
The Nevis Funds, Inc....................................  June 29, 1998
The Parkstone Group of Funds............................  September 14, 1998

    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456

                                                 POSITION AND OFFICE                POSITIONS AND OFFICES
NAME                                              WITH UNDERWRITER                     WITH REGISTRANT
--------------------------------------  -------------------------------------  --------------------------------
Alfred P. West, Jr.                     Director, Chairman of the Board of                    --
                                          Directors
Henry H. Greer                          Director                                              --
Carmen V. Romeo                         Director                                              --
Mark J. Held                            President & Chief Operating Officer                   --
Gilbert L. Beebower                     Executive Vice President                              --
Richard B. Lieb                         Executive Vice President                              --
Dennis J. McGonigle                     Executive Vice President                              --
Robert M. Silvestri                     Chief Financial Officer & Treasurer                   --
Leo J. Dolan, Jr.                       Senior Vice President                                 --
Carl A. Guarino                         Senior Vice President                                 --
Larry Hutchison                         Senior Vice President                                 --
Jack May                                Senior Vice President                                 --
Hartland J. McKeown                     Senior Vice President                                 --
Barbara J. Moore                        Senior Vice President                                 --
Kevin P. Robins                         Senior Vice President & General        Vice President and Assistant
                                          Counsel                                Secretary
Patrick K. Walsh                        Senior Vice President                                 --
Robert Aller                            Vice President                                        --
Gordon W. Carpenter                     Vice President                                        --
Todd Cipperman                          Vice President & Assistant Secretary   Vice President and Assistant
                                                                                 Secretary
S. Courtney E. Collier                  Vice President & Assistant Secretary                  --
Robert Crudup                           Vice President & Managing Director                    --
Barbara Doyne                           Vice President                                        --
Jeff Drennen                            Vice President                                        --
Vic Galef                               Vice President & Managing Director                    --
Lydia A. Gavalis                        Vice President & Assistant Secretary   Vice President and Assistant
                                                                                 Secretary
Greg Gettinger                          Vice President & Assistant Secretary                  --
Kathy Heilig                            Vice President                         Vice President and Assistant
                                                                                 Secretary
Jeff Jacobs                             Vice President                                        --
Kim Kirk                                Vice President & Managing Director                    --
John Krzeminski                         Vice President & Managing Director                    --

                                                 POSITION AND OFFICE                POSITIONS AND OFFICES
NAME                                              WITH UNDERWRITER                     WITH REGISTRANT
--------------------------------------  -------------------------------------  --------------------------------
Carolyn McLaurin                        Vice President & Managing Director                    --
W. Kelso Morrill                        Vice President                                        --
Mark Nagle                              Vice President                         Controller and Chief Financial
                                                                                 Officer
Joanne Nelson                           Vice President                                        --
Joseph M. O'Donnell                     Vice President & Assistant Secretary   Vice President and Assistant
                                                                                 Secretary
Sandra K. Orlow                         Vice President & Assistant Secretary   Vice President and Assistant
                                                                                 Secretary
Cynthia M. Parrish                      Vice President & Assistant Secretary                  --
Kim Rainey                              Vice President                                        --
Rob Redican                             Vice President                                        --
Maria Rinehart                          Vice President                                        --
Mark Samuels                            Vice President & Managing Director                    --
Steve Smith                             Vice President                                        --
Daniel Spaventa                         Vice President                                        --
Kathryn L. Stanton                      Vice President & Assistant Secretary   Vice President and Assistant
                                                                                 Secretary
Lydia J. Striegel                       Vice President & Assistant Secretary   Vice President and Assistant
                                                                                 Secretary
Lori L. White                           Vice President & Assistant Secretary                  --
Wayne M. Withrow                        Vice President & Managing Director                    --

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

             First Union National Bank
             Broad and Chestnut Streets
             P.O. Box 7618
             Philadelphia, PA 19101

             Crestar Bank
             919 East Main Street
             Richmond, VA 23219

        (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D);
    (4); (5);

        (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

             SEI Investment Mutual Funds Resources
             Oaks, PA 19456

        (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
    the required books and records are maintained at the principal offices of the Registrant's Advisers:

GOLDEN OAK PORTFOLIOS................................  Citizens Bank
                                                       One Citizens Banking Plaza
                                                       Flint, MI 48502

                                                       Wellington Management Company, LLP
                                                       75 State Street
                                                       Boston, MA 02109

                                                       Systematic Financial Management,
                                                       L.P.
                                                       300 Frank W. Burr Blvd.
                                                       Glenpointe East, 7th Floor
                                                       Teaneck, NJ 07666

                                                       Nicholas-Applegate Capital
                                                       Management
                                                       600 West Broadway
                                                       29th Floor
                                                       San Diego, CA 92101

OVB PORTFOLIOS.......................................  One Valley Bank, National
                                                       Association
                                                       One Valley Square
                                                       Charleston, WV 25301

                                                       Wellington Management Company, LLP
                                                       75 State Street
                                                       Boston, MA 02109

U.S. GOVERNMENT SECURITIES MONEY AND PRIME             Crestar Asset Management Company
OBLIGATIONS FUNDS....................................  919 East Main Street
                                                       Richmond, VA 23219

ITEM 29. MANAGEMENT SERVICES:

    None.

ITEM 30. UNDERTAKINGS:

    Registrant hereby undertakes that whenever Shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with Shareholders of the Trust, the Trustees will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

    Registrant undertakes to hold a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

    Registrant undertakes to furnish each prospective person to whom a prospectus will be delivered with a copy of the Registrant's latest annual report to shareholders, when such annual report is issued containing information called for by Item 5A of Form N-1A, upon request and without charge.

                                     NOTICE

    A copy of the Agreement and Declaration of Trust for The Arbor Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 22 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 30th day of December, 1998.

                                THE ARBOR FUND

                                By:  /s/ MARK E. NAGLE
                                     -----------------------------------------
                                     Mark E. Nagle
                                     PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

          SIGNATURE                        TITLE                    DATE
------------------------------  ---------------------------  -------------------
              *                 Trustee
------------------------------                                December 30, 1998
        John T. Cooney

              *                 Trustee
------------------------------                                December 30, 1998
       William M. Doran

              *                 Trustee
------------------------------                                December 30, 1998
       Frank E. Morris

              *                 Trustee
------------------------------                                December 30, 1998
       Robert A. Nesher

              *                 Trustee
------------------------------                                December 30, 1998
     Robert A. Patterson

              *                 Trustee
------------------------------                                December 30, 1998
        Gene B. Peters

              *                 Trustee
------------------------------                                December 30, 1998
       James M. Storey

      /s/ MARK E. NAGLE         President, Controller &
------------------------------    Chief Financial Officer     December 30, 1998
        Mark E. Nagle

*By:      /s/ MARK E. NAGLE
      -------------------------
            Mark E. Nagle
          ATTORNEY IN FACT

                                 EXHIBIT INDEX

EXHIBIT
-----------

EX-99.A      Registrant's Agreement and Declaration of Trust, originally filed with the Registrant's Registration
             Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on August 11,
             1992, is incorporated herein by reference as exhibit 1 to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.B      Registrant's By-Laws are incorporated herein by reference to Post-Effective Amendment No. 20 to
             Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and
             Exchange Commission on March 30, 1998.

EX-99.C      Not Applicable.

EX-99.D1     Investment Advisory Agreement between the Registrant and Citizens Commercial and Savings Bank with respect to the Golden Oak Diversified Growth Portfolio, the Golden Oak Intermediate-Term Income
             Portfolio, Golden Oak Michigan Tax Free Bond Portfolio and Golden Oak Prime Obligation Money Market
             Portfolio, originally filed as exhibit 5(b) with Pre-Effective Amendment No. 2 to Registrant's
             Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on January 13, 1993, is incorporated herein by reference as exhibit 5(a) to Post-Effective Amendment
             No. 17 filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.D2     Investment Sub-Advisory Agreement by and among Registrant, Citizens Commercial and Savings Bank and
             Wellington Management Company, LLP with respect to the Golden Oak Prime Obligation Money Market
             Portfolio, originally filed as exhibit 5(c), is incorporated herein by reference to Pre-Effective
             Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on January 13, 1993.

EX-99.D3     Investment Advisory Agreement between the Registrant and One Valley Bank, National Association with respect to the OVB Portfolios, originally filed as exhibit 5(h) with Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and
             Exchange Commission on September 23, 1993, is incorporated herein by reference as exhibit 5(d) to
             Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.D4     Investment Sub-Advisory Agreement by and among the Registrant, One Valley Bank, National Association, and Wellington Management Company, LLP with respect to the OVB Prime Obligations Portfolio originally filed as exhibit 5(i) with Post-Effective Amendment No. 6 to Registrant's Registration Statement on
             Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on September 23, 1993, is
             incorporated herein by reference as exhibit 5(e) to Post-Effective Amendment No. 17 filed with the
             Securities and Exchange Commission on April 2, 1997.

EX-99.D5     Investment Advisory Agreement between the Registrant and Capitoline Investment Services, Incorporated
             with respect to the U.S. Government Securities Money Fund, originally filed as exhibit 5(j) with
             Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No.
             33-50718) with the Securities and Exchange Commission on June 2, 1994, is incorporated herein by reference as exhibit 5(f) to Post-Effective Amendment No. 17 filed with the Securities and Exchange
             Commission on April 2, 1997.

EXHIBIT
-----------
EX-99.D6     Schedule B to Investment Advisory Agreement between the Registrant and Citizens Commercial & Savings
             Bank with respect to Golden Oak Growth and Income Portfolio, originally filed as exhibit 5(l) with
             Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No.
             33-50718) filed with the Securities and Exchange Commission on September 30, 1994 is incorporated herein by reference as exhibit 5(g) to Post-Effective Amendment No. 18 filed with the Securities and
             Exchange Commission on May 30, 1997.

EX-99.D7     Schedule to the Investment Advisory Agreement between Registrant and Capitoline Investment Services
             Incorporated with respect to the Prime Obligations Fund, originally filed as exhibit 5(q) with
             Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No.
             33-50718) with the Securities and Exchange Commission on August 11, 1995, is incorporated herein by reference as exhibit 5(h) to Post-Effective Amendment No. 17 filed with the Securities and Exchange
             Commission on April 2, 1997.

EX-99.D8     Investment Sub-Advisory Agreement by and among the Registrant and Citizens Bank and
             Nicholas-Applegate Capital Management with respect to the Golden Oak Diversified Growth Portfolio, originally filed as exhibit 5(u), is incorporated herein by reference to Post-Effective Amendment No.
             14 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on March 29, 1996.

EX-99.D9     Investment Advisory Agreement between the Registrant and One Valley Bank, National Association with respect to the OVB Equity Income Portfolio, is incorporated herein by reference to Post-Effective
             Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on February 28, 1997.

EX-99.D10    Investment Sub-Advisory Agreement by and among the Registrant, Citizens Bank and Systematic Financial
             Management, L.P. with respect to the Golden Oak Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No.
             33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

EX-99.D11    Amendment to Investment Sub-Advisory Agreement between Citizens Bank and Systematic Financial
             Management, L.P. with respect to The Golden Oak Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No.
             33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

EX-99.E1     Distribution Agreement between Registrant and SEI Financial Services Company, originally filed with
             Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-50718)
             with the Securities and Exchange Commission on October 14, 1992, is incorporated herein by reference as exhibit 6(a) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.E2     Transfer Agent Agreement between Registrant and SEI Financial Management Corporation is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form
             N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on January 13, 1993.

EX-99.E3     Transfer Agent Agreement between Registrant and Crestar Bank is incorporated herein by reference to
             Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No.
             33-50718) filed with the Securities and Exchange Commission on May 31, 1995.

EXHIBIT
-----------
EX-99.E4     Transfer Agent Agreement between Registrant and Supervised Service Company is incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A
             (File No. 33-50718) filed with the Securities and Exchange Commission on May 31, 1995.

EX-99.E5     Amendment to Transfer Agreement between Registrant and Crestar Bank dated August 1, 1994 is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration
             Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on
             March 30, 1998.

EX-99.F      Not Applicable.

EX-99.G1     Custodian Agreement between Registrant and CoreStates Bank N.A., originally filed with Pre-Effective
             Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the
             Securities and Exchange Commission on October 14, 1992, is incorporated herein by reference as exhibit 8(a) to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on
             April 2, 1997.

EX-99.G2     Custodian Agreement between Registrant and Crestar Bank, originally filed with Post-Effective
             Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on June 2, 1994, is incorporated herein by reference as exhibit 8(b) to Post-Effective Amendment No. 18 filed with the Securities and Exchange Commission on
             May 30, 1997.

EX-99.G3     Amendment to Custodian Agreement between Registrant and Crestar Bank dated August 1, 1994 is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration
             Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on
             March 30, 1998.

EX-99.H1     Administration Agreement between Registrant and SEI Financial Management Corporation with Schedule dated January 28, 1993 for the Golden Oak Portfolios and forms of Schedule for the California Tax
             Exempt Portfolio and Institutional Tax Free Portfolio, originally filed as exhibit 5(a), is incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant's Registration
             Statement on Form N-1A (File No. 33-50718) filed with the Securities and Exchange Commission on July
             29, 1993.

EX-99.H2     Schedule, relating to the OVB Prime Obligations, OVB Capital Appreciation, OVB Emerging Growth, OVB
             Government Securities and OVB West Virginia Tax-Exempt Income Portfolios (the OVB Portfolios), to
             Administration Agreement by and between the Registrant and SEI Financial Management Corporation dated as of January 28, 1993 is incorporated herein by reference to Post-Effective Amendment No. 20 to
             Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and
             Exchange Commission on March 30, 1998.

EX-99.H3     Schedule relating to U.S. Government Securities Money Fund,to Administration Agreement by and between
             Registrant and SEI Financial Management Corporation is incorporated herein by reference to
             Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No.
             33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

EX-99.H4     Schedule dated May 19, 1997, relating to The Golden Oak Portfolios, to Administration Agreement by
             and between Registrant and SEI Fund Resources is incorporated herein by reference to Post-Effective
             Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

EXHIBIT
-----------
EX-99.H5     Administration Agreement between Registrant and SEI Financial Corporation with Schedule dated January
             28, 1993 as amended and restated on May 17, 1994 for Golden Oak Portfolios, the Prudential Portfolios
             and the OVB Portfolios originally filed as exhibit 5(o) with Post-Effective Amendment No. 12 to
             Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange
             Commission on May 31, 1995 is incorporated herein by reference as exhibit 9(e) to Post-Effective
             Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.H6     Administration Agreement between Registrant and SEI Financial Management Corporation with Schedule dated August 1, 1994 originally filed as exhibit 5(p) with Post-Effective Amendment No. 12 to
             Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange
             Commission on May 31, 1995 is incorporated herein by reference as exhibit 9(f) to Post-Effective
             Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.H7     Schedule relating to the Prime Obligations Fund, to Administration Agreement by and between
             Registrant and SEI Financial Management Corporation originally filed as exhibit 5(p) with
             Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No.
             33-50718) with the Securities and Exchange Commission on August 11, 1995 is incorporated herein by reference as exhibit 9(g) to Post-Effective Amendment No. 17 filed with the Securities and Exchange
             Commission on April 2, 1997.

EX-99.H8     Consent to Assignment and Assumption of Administration Agreement between the Registrant and SEI
             Financial Management Corporation, dated January 28, 1993, to SEI Fund Resources is incorporated herein by reference as exhibit 9(h) to Post-Effective Amendment No. 17 filed with the Securities and
             Exchange Commission on April 2, 1997.

EX-99.H9     Consent to Assignment and Assumption of Administration Agreement between the Registrant and SEI
             Financial Management Corporation, dated June 1, 1996, to SEI Fund Resources is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A
             (File No. 33-50718), filed with the Securities and Exchange Commission on March 30, 1998.

EX-99.I      Opinion and Consent of Counsel originally filed with Pre-Effective Amendment No. 2 to Registrant's
             Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on January 13, 1993 is incorporated herein by reference as exhibit 10 to Post-Effective Amendment No.
             17 filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.J      Not Applicable.

EX-99.K      Not Applicable.

EX-99.L      Not Applicable.

EX-99.M1     Registrant's Distribution Plan with respect to the Class B shares of the Golden Oak Portfolios
             (except Golden Oak Growth and Income Portfolio) originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-50718) with the Securities and
             Exchange Commission on October 14, 1992 is incorporated herein by reference as exhibit 15(a) to
             Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.M2     Registrant's Distribution Plan with respect to the Class B shares of the OVB Portfolios originally filed with Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File
             No. 33-50718) with the Securities and Exchange Commission on September 23, 1993 incorporated herein by reference as exhibit 15(b) to Post-Effective Amendment No. 17 filed with the Securities and
             Exchange Commission on April 2, 1997.

EXHIBIT
-----------
EX-99.M3     Registrant's Distribution Plan with respect to the Class B Shares of the Golden Oak Growth and Income
             Portfolio is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's
             Registration Statement on Form N-1A (File No. 33-50718), filed with the Securities and Exchange
             Commission on March 30, 1998.

EX-99.M4     Rule 18f-3 Multi-Class Plan originally filed with Post-Effective Amendment No. 12 to Registrant's
             Registration Statement on Form N-1A (File No. 33-50718) with the Securities and Exchange Commission on May 31, 1995 is incorporated herein by reference as exhibit 15(d) to Post-Effective Amendment No.
             17 filed with the Securities and Exchange Commission on April 2, 1997.

EX-99.N      To be filed by Amendment.

EX-99.O      Not Applicable.

EX-99.P      Powers of Attorney for John T. Cooney, William M. Doran, Frank E. Morris, Mark E. Nagle, Robert A.
             Nesher, Robert A. Patterson, Eugene B. Peters and James M. Storey are filed herewith.